As filed with the Securities and Exchange Commission January 23, 2009

File No. 333-156148

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____                    [   ]
Post-Effective Amendment No.     1                    [X]
(Check appropriate box or boxes)

DELAWARE GROUP FOUNDATION FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918
(Registrant's Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service of Process) (Number, Street, City, State, Zip Code)

Title of securities being registered: Shares of beneficial interest, without par value, of Delaware Moderate Allocation Portfolio. No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PROXY MATERIALS

Delaware Balanced Fund

Dear Shareholder:

     I am writing to let you know that a meeting of shareholders of Delaware Balanced Fund (the “Balanced Fund”) will be held on March 12, 2009. The purpose of the meeting is to vote on an important proposal that affects the Balanced Fund and your investment in it. As a shareholder, you have the opportunity to voice your opinion on certain matters that affect the Balanced Fund. This package contains information about the proposal and the materials to use when voting by mail, by telephone, or through the Internet.

     Please read the enclosed materials and cast your vote. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

     The proposal has been carefully reviewed by the Balanced Fund’s Board of Trustees (the “Trustees”). The Trustees, most of whom are not affiliated with Delaware Investments, are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of shareholders. They recommend that you vote FOR the proposal.

     The enclosed Q&A is provided to assist you in understanding the proposal. The proposal is described in greater detail in the enclosed Proxy Statement/Prospectus.

     Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the website indicated on your proxy card, and follow the recorded or online instructions.

     If you have any questions before you vote, please call Computershare Fund Services, Inc. (“Computershare”), the Fund’s proxy solicitor, at 866-612-5812. Computershare will be glad to help you get your vote in quickly. You may also receive a telephone call from Computershare reminding you to vote your shares. Thank you for your participation in this important initiative.

Sincerely,

Patrick P. Coyne
Chairman, President and Chief Executive Officer

DELAWARE BALANCED FUND
(a series of Delaware Group® Equity Funds I)

2005 Market Street
Philadelphia, Pennsylvania 19103-7094

NOTICE OF MEETING OF SHAREHOLDERS
To be held on March 12, 2009

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a meeting (the “Meeting”) of Shareholders of Delaware Balanced Fund (the “Balanced Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds I, has been called by the Board of Trustees of Delaware Group Equity Funds I and will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at 3:15 p.m., Eastern Time. The Meeting is being called for the following reasons:

1.	To approve an Agreement and Plan of Reorganization between Delaware Group Equity Funds I, on behalf of the Balanced Fund, and Delaware Group Foundation Funds, on behalf of Delaware Moderate Allocation Portfolio (the “Moderate Allocation Portfolio” or “Acquiring Fund”), which provides for: (i) the acquisition of substantially all of the assets of the Acquired Fund by the Acquiring Fund, in exchange solely for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the complete liquidation and dissolution of the Acquired Fund.

2.	To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     Shareholders of record of the Acquired Fund as of the close of business on December 23, 2008 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope provided, or by voting by telephone or over the Internet. Your vote is important.

By Order of the Board,

Patrick P. Coyne
Chairman, President and Chief Executive Officer
January 23, 2009

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

PROXY STATEMENT/PROSPECTUS

PROXY STATEMENT/PROSPECTUS
Dated January 23, 2009

Acquisition of Substantially All of the Assets of:

DELAWARE BALANCED FUND
(a series of Delaware Group Equity Funds I)

By and in exchange for shares of

DELAWARE MODERATE ALLOCATION PORTFOLIO
(a series of Delaware Group Foundation Funds)

     This Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of Delaware Balanced Fund (the “Balanced Fund” or “Acquired Fund”), a series of Delaware Group Equity Funds I. The Meeting has been called by the Board of Trustees of Delaware Group Equity Funds I (the “Board”) to vote on the approval of the Plan (as more fully described below).

     The principal offices of Delaware Group Equity Funds I and Delaware Group Foundation Funds (each, a “Trust” and collectively, the “Trusts”) are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of each Trust by telephone by calling (800) 523-1918.

     The Meeting will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at 3:15 p.m., Eastern Time. The Board, on behalf of the Balanced Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about January 26, 2009.

     This Proxy Statement/Prospectus gives you information about an investment in the Delaware Moderate Allocation Portfolio (the “Moderate Allocation Portfolio” or “Acquiring Fund”) and about other matters that you should know before voting and investing. You should retain it for future reference. A Statement of Additional Information dated January 23, 2009 (the “Statement of Additional Information”), relating to this Proxy Statement/Prospectus and containing more information about the Acquiring Fund and the Acquired Fund (each, a “Fund” and collectively, the “Funds”) and the proposed transaction, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

     The Prospectus of the Acquiring Fund dated January 23, 2009 (the “Acquiring Fund Prospectus”), and the Annual Report of the Acquiring Fund for the period ended September 30, 2008 (the “Acquiring Fund Annual Report”) are included with and are considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional Information, the Acquiring Fund Prospectus, or the Acquiring Fund Annual Report, by calling (800) 523-1918, or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

     Shareholders of the Acquired Fund are being asked to consider and approve an Agreement and Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets, and goodwill of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of the Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund, you will receive Acquiring Fund shares equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

SUMMARY

     This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), and the Acquiring Fund Prospectus and Acquiring Fund Annual Report, which are included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board approved the Plan for the Acquired Fund and recommends that shareholders of the Acquired Fund approve the Plan. If shareholders of the Acquired Fund approve the Plan, substantially all of the Acquired Fund’s assets will be transferred to the Acquiring Fund in exchange for the Acquiring Fund’s shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

     The Transaction, if approved, will result in your shares of the Acquired Fund being exchanged for a number of Acquiring Fund shares of the same class equal in total value (but having a different price per share) to your shares of the Acquired Fund. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereinafter, the “Closing Date”), which is currently expected to be in April, 2009.

     For the reasons set forth below under “Reasons for the Transaction,” the Board of Trustees of each Trust (each a “Board” and collectively, the “Boards”) has concluded that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund. The Boards have also concluded that no dilution in value would result to the shareholders of the Acquired Fund and the Acquiring Fund as a result of the Transaction.

How do the investment objectives, strategies, and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the Acquired Fund, the Acquiring Fund is a mutual fund within the Delaware Investments® Family of Funds (the “Delaware Companies”) that is managed by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust. The investment objective of the Acquired Fund is similar, but not identical, to the investment objective of the Acquiring Fund. The Acquired Fund seeks a balance of capital appreciation, income and preservation of capital, whereas the Acquiring Fund seeks capital appreciation with current income as a secondary objective. Both Funds invest in a mix of equity securities and fixed income securities, seeking to provide both appreciation and income. Each Fund’s investment objective is non-fundamental, which means that it may be changed without prior shareholder approval.

     The overall investment strategies and policies of the Acquired Fund are similar, but not identical, to the investment strategies and policies of the Acquiring Fund. The Acquired Fund will, under normal circumstances, generally invest at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities, including high yield fixed income securities. The Acquired Fund invests in common stocks of established companies DMC believes have the potential for long-term capital appreciation. In addition, the Acquired Fund invests in various types of fixed income securities, including U.S. Government securities and corporate bonds.

     The Acquiring Fund seeks to achieve its objectives by investing in a combination of underlying securities representing a variety of asset classes and investment styles that are managed by DMC. The Acquiring Fund uses an active allocation approach when selecting investments for the Acquiring Fund. In striving to meet its objectives, the Acquiring Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed-income securities.

     The most significant difference between the Funds’ investment policies is how each Fund executes its investment objectives and overall investment strategies. For the Acquired Fund, the equity assets are managed by DMC’s Value Equity portfolio management team, which utilizes a value-oriented investment philosophy to invest in securities of large-capitalization companies that they believe have long-term capital appreciation potential. The remainder of the Acquired Fund’s assets will generally be invested in various types of fixed income securities, including U.S. government and government agency securities, corporate bonds, and high-yield securities.

     In contrast, the Acquiring Fund currently invests approximately 50% of its assets pursuant to the investment styles described above for the Acquired Fund. In addition, the Acquiring Fund is permitted to invest pursuant to the following investment styles: U.S. Large Cap Core Equity, U.S. Large Cap Growth Equity, U.S. Small Cap Core Equity, International Value Equity, International Growth Equity, Global Real Estate Equity, and Emerging Markets Equity. In addition, within its fixed income holdings, the Acquiring Fund is permitted to invest in a larger proportion of non-U.S. fixed income securities.

     For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the principal risks associated with investments in the Funds?

     As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective. Investments in the Funds involve principal risks such as market risk, industry and security risk, foreign risk, credit risk, and liquidity risk. For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Acquired Fund for shares of the Acquiring Fund pursuant to the Transaction. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only. For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction – What are the tax consequences of the Transaction?”

Who manages the Funds?

     The management of the business and affairs of each Fund is the responsibility of the Board of the applicable Trust. The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

     DMC manages the assets of each Fund and makes each Fund’s investment decisions. DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC and its predecessors have been managing the assets of the Delaware Companies since 1938. As of September 30, 2008, DMC and its affiliates within Delaware Investments were managing, in the aggregate, more than $125 billion in assets in various institutional or separately managed investment company and insurance accounts.

     A discussion of the basis for the Boards’ approval of the Acquiring Fund’s investment advisory contract is available in the Acquiring Fund’s Annual Report to shareholders for the fiscal year ended September 30, 2008. A discussion of the basis for the Boards’ approval of the Acquired Fund’s investment advisory contract is available in the Acquired Fund’s annual report to shareholders for the fiscal year ended October 31, 2008.

     Portfolio Managers of the Acquiring Fund. Michael J. Hogan assumed primary responsibility for making day-to-day investment decisions for the Acquiring Fund in June 2007. When making investment decisions for the Acquiring Fund, Mr. Hogan regularly consults with Paul Grillo, Sharon Hill, Francis X. Morris, and Babak Zenouzi. The portfolio managers also rely on the DMC’s Core, Growth, Value, International, Emerging Markets, and Fixed Income Investment teams.

     Michael J. Hogan, CFA, Executive Vice President, Chief Investment Officer, Head of Equity Investments

     Michael J. Hogan joined Delaware Investments in April 2007 to lead equity investments, which comprises ten in-house investment teams. Prior to joining DMC, he spent 11 years at SEI, most recently as the managing director and global head of equity for the past three years. SEI’s Global Equity team comprised more than 20 investment professionals across four countries and was responsible for a wide range of equity mandates. Hogan also led SEI’s U.S. Equity team, was the director for the Non-U.S. Equity team, and was a portfolio strategist on the Global Asset Allocation team. He worked at PNC Asset Management for seven years as a senior economist and then as a portfolio strategist. Hogan started his career at Wharton Econometric Forecasting Associates. He graduated from the University of Delaware with a bachelor’s degree and a master’s degree in economics, and he is a member of the CFA Institute and the CFA Institute and the CFA Society of Philadelphia.

     Paul Grillo, CFA, Senior Vice President, Senior Portfolio Manager

     Paul Grillo is a member of DMC’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992, and also serves as a mortgage-backed and asset-backed securities analyst. Previously, he served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

     Sharon Hill, Ph.D., Senior Vice President, Head of Equity Quantitative Research and Analytics

     Sharon Hill, Ph.D., is head of equity quantitative research and analytics. Her group builds stock selection models and optimization tools, and conducts quantitative research for domestic, international, and global equity mandates. She is responsible for managing an institutional global equity portfolio, and serves on the committee that determines strategic and tactical weights for the firm’s multi-asset-class target risk funds. She began her career at Delaware Investments as a senior programmer/analyst of investment systems within the IT department, and then moved to the equity group as a quantitative analyst before assuming her current position. Prior to joining DMC in 2000, she worked as a university professor, and as a fixed income financial software developer for Bloomberg. Dr. Hill holds a bachelor’s degree, with honors, in mathematics from the City University of New York at Brooklyn College as well as a master’s degree and Ph.D. in mathematics from the University of Connecticut. Dr. Hill’s academic publications include work on water waves and complex spring systems.

     Francis X. Morris, Senior Vice President, Chief Investment Officer — Core Equity

     Francis X. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining DMC, Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor’s degree from Providence College and holds an MBA from Widener University. Mr. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

     Babak (Bob) Zenouzi, Senior Vice President, Senior Portfolio Manager

     Bob Zenouzi is the lead manager for the domestic and global REIT effort at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with DMC. He also focuses on opportunities in Japan, Singapore, and Malaysia for DMC’s global REIT product. Additionally, he serves as lead portfolio manager for DMC’s Dividend Income products, which he helped to create in the 1990s. He rejoined Delaware Investments in May 2006. In his first term with DMC, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

     The Statement of Additional Information for the Acquiring Fund dated January 23, 2009 related to the Acquiring Fund Prospectus (the “Acquiring Fund SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquiring Fund. For information on how to obtain a copy of the Acquiring Fund SAI, please see the section entitled “More Information about the Funds.”

     Portfolio Managers of the Acquired Fund. D. Tysen Nutt, Jr., Anthony A. Lombardi, Robert A. Vogel, Jr., Nikhil G. Lalvani, Nashira S. Wynn, and Kristen E. Bartholdson have primary responsibility for making the day-to-day investment decisions for the equity portion of the Acquired Fund. Messrs. Nutt, Lombardi, and Vogel assumed responsibility for the Acquired Fund in February 2005, Mr. Lalvani and Ms. Wynn assumed responsibility for the Acquired Fund in October 2006, and Ms. Bartholdson assumed responsibility for the Acquired Fund in December 2008. Paul Grillo, Roger A. Early, Thomas H. Chow, and Kevin P. Loome have primary responsibility for making day-to-day investment decisions for the fixed income portion of the Acquired Fund. Mr. Grillo has been managing the fixed income portion of the Acquired Fund since April 2000. Messrs. Early and Chow assumed responsibility for the Acquired Fund in May 2007. Mr. Loome assumed responsibility for the Acquired Fund in August 2007.

     D. Tysen Nutt Jr., Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity

     D. Tysen Nutt, Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for DMC’s Large-Cap Value Focus strategy. Before joining DMC, Mr. Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

     Anthony A. Lombardi, CFA, Vice President, Senior Portfolio Manager

     Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for DMC’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Mr. Mr. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

     Robert A. Vogel Jr., CFA, Vice President, Senior Portfolio Manager

     Robert A. Vogel, Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for DMC’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Mr. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

     Nikhil G. Lalvani, CFA, Vice President, Portfolio Manager

     Nikhil G. Lalvani is a portfolio manager with DMC’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining DMC in 1997, he was a research associate with Bloomberg. Mr. Lalvani holds a bachelor’s degree in finance from Penn State University and is a member of the CFA Society of Philadelphia.

     Nashira S. Wynn, Vice President, Portfolio Manager

     Nashira S. Wynn is a portfolio manager with DMC’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a presidential scholar.

     Kristen E. Bartholdson, Vice President, Portfolio Manager

     Ms. Bartholdson is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining the firm in 2006, she worked as at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

     Biographical information for Paul Grillo is included above in the discussion of his role in managing the Acquiring Fund.

     Roger A. Early, CPA, CFA, CFP, Senior Vice President, Senior Portfolio Manager

     Roger A. Early is a member of DMC’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He re-joined Delaware Investments in March 2007. During his previous tenure at DMC, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he served as chief investment officer for fixed income, and Rittenhouse Financial from 2001 to 2002. He started his career in Pittsburgh, leaving to join Delaware Investments in 1994 after 10 years at Federated Investors. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh and he is a member of the CFA Society of Philadelphia.

     Thomas H. Chow, CFA, Senior Vice President, Senior Portfolio Manager

     Thomas H. Chow is a member of DMC’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

     Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

     Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving DMC as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

     The Statement of Additional Information for the Acquired Fund dated February 28, 2008, as amended and supplemented to date (the “Acquired Fund SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Acquired Fund. For information on how to obtain a copy of the Acquired Fund SAI, please see the section entitled “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical and the operating expenses shown are based on expenses incurred during the Acquired Fund’s fiscal year ended October 31, 2008, and the Acquiring Fund’s fiscal year ended September 30, 2008, restated to reflect contractual expense changes. In addition, the following tables show the pro forma expense ratios of the Acquiring Fund after the Transaction, calculated as if the Transaction had taken place as of the beginning of the Acquiring Fund’s last fiscal year.

FEE TABLES FOR
THE BALANCED FUND AND THE MODERATE ALLOCATION PORTFOLIO

Class A Shares
	Actual				Pro forma
					Moderate
			Moderate		Allocation
			Allocation		Portfolio –
	Balanced Fund –		Portfolio –		Class A After
	Class A		Class A		Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Contingent Deferred Sales Charge (Load) imposed on redemptions
(as a percentage of original purchase price or redemption price,
whichever is lower)	None	(1)	None	(1)	None	(1)

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%		0.65%		0.65%
Distribution and Service (12b-1) Fees	0.25	%(3,4)	0.30	%(2)	0.25	%(3)
Total Other Expenses	0.36%		0.63%		0.38	%(5)
Acquired Fund Fees and Expenses	—		0.03%		0.03%
Total Annual Fund Operating Expenses	1.26%		1.61%		1.31%
Fee Waiver/Expense Reimbursement	(0.03%)		(0.46%)		(0.17%)
Net Expenses(6)	1.23%		1.15%		1.14%

Class B Shares
	Actual				Pro forma
					Moderate
			Moderate		Allocation
			Allocation		Portfolio –
	Balanced Fund –		Portfolio –		Class B After
	Class B		Class B		Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) imposed on redemptions
(as a percentage of original purchase price or redemption price,
whichever is lower)	4.00	%(7)	4.00	%(7)	4.00	%(7)

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%		0.65%		0.65%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Total Other Expenses	0.36%		0.63%		0.38	%(5)
Acquired Fund Fees and Expenses	—		0.03%		0.03%
Total Annual Fund Operating Expenses	2.01%		2.31%		2.06%
Fee Waiver/Expense Reimbursement	—		(0.41%)		(0.15%)
Net Expenses(6)	2.01%		1.90%		1.91%

Class C Shares
	Actual				Pro forma
					Moderate
			Moderate		Allocation
			Allocation		Portfolio –
	Balanced Fund –		Portfolio –		Class C After
	Class C		Class C		Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) imposed on redemptions
(as a percentage of original purchase price or redemption price,
whichever is lower)	1.00	%(8)	1.00	%(8)	1.00	%(8)

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%		0.65%		0.65%
Distribution and Service (12b-1) Fees	1.00%		1.00%		1.00%
Total Other Expenses	0.36%		0.63%		0.38	%(5)
Acquired Fund Fees and Expenses	—		0.03%		0.03%
Total Annual Fund Operating Expenses	2.01%		2.31%		2.06%
Fee Waiver/Expense Reimbursement	—		(0.41%)		(0.15%)
Net Expenses(6)	2.01%		1.90%		1.91%

Class R Shares
	Actual				Pro forma
					Moderate
			Moderate		Allocation
			Allocation		Portfolio –
	Balanced Fund –		Portfolio –		Class R After
	Class R		Class R		Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None		None		None
Maximum Contingent Deferred Sales Charge (Load) imposed on redemptions
(as a percentage of original purchase price or redemption price,
whichever is lower)	None		None		None

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%		0.65%		0.65%
Distribution and Service (12b-1) Fees	0.60	%(9)	0.60	%(10)	0.60%
Total Other Expenses	0.36%		0.63%		0.38	%(5)
Acquired Fund Fees and Expenses	—		0.03%		0.03%
Total Annual Fund Operating Expenses	1.61%		1.91%		1.66%
Fee Waiver/Expense Reimbursement	(0.10%)		(0.51%)		(0.25%)
Net Expenses(6)	1.51%		1.40%		1.41%

Institutional Class Shares
	Actual		Pro forma
			Moderate
		Moderate	Allocation
	Balanced	Allocation	Portfolio –
	Fund –	Portfolio –	Institutional
	Institutional	Institutional	Class After
	Class	Class	Transaction
Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None	None	None
Maximum Contingent Deferred Sales Charge (Load) imposed on redemptions
(as a percentage of original purchase price or redemption price,
whichever is lower)	None	None	None

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None	None
Total Other Expenses	0.36%	0.63%	0.38	%(5)
Acquired Fund Fees and Expenses	—	0.03%	0.03%
Total Annual Fund Operating Expenses	1.01%	1.31%	1.06%
Fee Waiver/Expense Reimbursement	—	(0.41%)	(0.15%)
Net Expenses(6)	1.01%	0.90%	0.91%
____________________

(1)

A purchase of Class A shares of $1 million or more may be made at net asset value (“NAV”). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (“CDSC”) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)

Delaware Distributors, L.P. (“DDLP”) has contracted to limit the Class A shares’ 12b-1 fee from February 1, 2009 through January 31, 2010 to no more than 0.25% of average daily net assets. If the Transaction is approved, DDLP will contract to extend this expense waiver for one year following the closing date of the Transaction.

(3)

The Board of the Acquired Fund adopted a formula for calculating 12b-1 plan expenses for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All Class A shareholders bear the 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates. Effective December 12, 2008, the Acquiring Fund adopted the same blended rate methodology, although the Acquiring Fund had no shares outstanding that were acquired before June 1, 1992. The Pro Forma financials reflect application of the blended rate methodology to the Acquiring Fund’s Class A shares.

(4)

DDLP has contracted to limit the Class A shares’ 12b-1 fee from March 1, 2008 through February 28, 2009 to no more than 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Acquired Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

(5)

Included in “Total Other Expenses” is the portion of the one-time costs of the reorganization that will be allocated to the Acquiring Fund. The total costs of the reorganization are anticipated to total $120,454, of which $36,136 will allocated to each of the Acquiring Fund and the Acquired Fund. The costs of the Transaction are not subject to the fee waiver described in footnote (6) below.

(6)

DMC has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from February 1, 2009 to January 31, 2010 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding, in an aggregate amount, 0.90% of average daily net assets of the Acquiring Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Acquiring Fund’s Board and DMC. These expense waivers and reimbursements include acquired fund fees and expenses. If the Transaction is approved, DMC will contract to extend this expense waiver for one year following the closing date of the Transaction.

(7)

If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0.0% thereafter.

(8)	Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

(9)

DDLP has contracted to limit the Class R shares’ 12b-1 fees from March 1, 2008 through February 28, 2009 to no more than 0.50% of average daily net assets. This contractual limitation will be renewed for one year after its current scheduled expiration.

(10)

DDLP has contracted to limit the Class R shares’ 12b-1 fee from February 1, 2009 through January 31, 2010 to no more than 0.50% of average daily net assets. If the Transaction is approved, DDLP will contract to extend this expense waiver for one year following the closing date of the Transaction.

Examples

     These examples are intended to help you compare the costs of investing in Balanced Fund shares with the cost of investing in Moderate Allocation Portfolio shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of these Funds with the costs of other mutual funds with similar investment objectives. The cumulative amount of Fund expenses is shown on a hypothetical investment of $10,000 in the Balanced Fund and the Moderate Allocation Portfolio for the time periods indicated and then the sale of your shares at the end of those periods. The examples assume a 5% return each year.1 These are examples only and do not represent future expenses, which may be greater or less than those shown below. These examples reflect net expenses with applicable expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$693	$949	$1,224	$2,008
Moderate Allocation Portfolio	$685	$1,011	$1,360	$2,340
Pro forma Moderate Allocation Portfolio (after the Transaction)	$685	$951	$1,237	$2,049

Class B Shares(2)	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$604	$905	$1,308	$2,144
Moderate Allocation Portfolio	$593	$957	$1,423	$2,439
Pro forma Moderate Allocation Portfolio (after the Transaction)	$594	$906	$1,320	$2,185

Class C Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$304	$630	$1,083	$2,338
Moderate Allocation Portfolio	$293	$682	$1,198	$2,614
Pro forma Moderate Allocation Portfolio (after the Transaction)	$294	$631	$1,095	$2,378

Class R Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$154	$498	$867	$1,903
Moderate Allocation Portfolio	$143	$551	$984	$2,191
Pro forma Moderate Allocation Portfolio (after the Transaction)	$144	$499	$879	$1,944

Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$103	$322	$558	$1,236
Moderate Allocation Portfolio	$92	$375	$679	$1,543
Pro forma Moderate Allocation Portfolio (after the Transaction)	$93	$322	$570	$1,281

You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares(2)	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$204	$630	$1,083	$2,144
Moderate Allocation Portfolio	$193	$682	$1,198	$2,439
Pro forma Moderate Allocation Portfolio (after the Transaction)	$194	$631	$1,095	$2,185

Class C Shares	1 Year	3 Years	5 Years	10 Years
Balanced Fund	$204	$630	$1,083	$2,338
Moderate Allocation Portfolio	$193	$682	$1,198	$2,614
Pro forma Moderate Allocation Portfolio (after the Transaction)	$194	$631	$1,095	$2,378
____________________

(1)	Each Fund’s actual rate of return may be greater or less than the hypothetical 5% return we used here.

(2)	The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

     The figures above are only examples. They do not represent past or future expenses or returns. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section “Reasons for the Transaction,” the Boards considered a number of factors when reviewing the Plan and considering the proposed Transaction, including the performance records of the Funds. The performance history of the Funds (before taxes and without sales charges) as of December 31, 2008 is shown below:

	Average Annual Total Returns
				10 Years or
Fund and Class	1 Year	3 Years	5 Years	Inception(1)
Balanced Fund – Class A	(23.47%)	(3.90%)	(0.58%)	(2.19%)
Moderate Allocation Portfolio – Class A	(22.17%)	(3.65%)	0.72%	1.52%
Balanced Fund – Class B(2)	(27.05%)	(5.49%)	(1.77%)	(2.81%)
Moderate Allocation Portfolio – Class B(2)	(25.87%)	(4.38%)	(0.47%)	0.90%
Balanced Fund – Class C(3)	(24.86%)	(4.67%)	(1.37%)	(2.96%)
Moderate Allocation Portfolio – Class C(3)	(23.55%)	(4.38%)	(0.05%)	0.75%
Balanced Fund – Class R	(23.66%)	(4.18%)	(0.89%)	0.68%
Moderate Allocation Portfolio – Class R	(22.42%)	(3.87%)	0.44%	2.36%
Balanced Fund – Institutional Class	(23.32%)	(3.71%)	(0.36%)	(1.97%)
Moderate Allocation Portfolio – Institutional Class	(22.01%)	(3.40%)	0.97%	1.77%
____________________

(1)

Since inception returns are shown if the class existed for less than 10 years. The Balanced Fund’s Class A, Class B, and Class C shares and the Moderate Allocation Portfolio’s Class A shares, Class B shares, and Class C shares commenced operations more than 10 years ago. The inception date for the Balanced Fund’s Class R shares and the Moderate Allocation Portfolio’s Class R shares was June 2, 2003.

(2)

Total returns assume redemption of shares at end of period. The 10-year return for each Fund’s Class B shares reflects conversion to Class A shares after approximately eight years. If shares were not redeemed, the returns for the Balanced Fund’s Class B shares would be (24.09%), (4.67%), (1.36%), and (2.81%) for the one-, three-, five-, and 10-year periods, respectively, and the returns for the Moderate Allocation Portfolio’s Class B shares would be (22.83%), (4.38%), (0.05%), and 0.90% for the one-, three-, five-, and 10-year periods, respectively.

(3)

Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for the Balanced Fund’s Class C shares would be (24.12%), (4.67%), (1.37%), and (2.96%) for the one-, three, five-, and 10-year periods, respectively, and the returns for the Moderate Allocation Fund’s Class C shares would be (22.79%), (4.38%), (0.05%), and 0.75% for the one-, three, five-, and 10-year periods, respectively.

Where can I find more financial information about the Funds?

     Each Fund’s annual report contains a discussion of the Fund’s performance during the Fund’s past fiscal year and shows per share information for the Fund’s past five fiscal years. The Acquired Fund’s annual report is incorporated by reference into the Statement of Additional Information and the Acquiring Fund Annual Report accompanies this Proxy Statement/Prospectus. These documents also are available upon request. (See “More Information about the Funds” below.) The Acquiring Fund Prospectus also contains further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase. The Funds have the same investment management fee schedule, which is:

Investment Management Fee
0.65% on the first $500 million;
0.60% on the next $500 million;
0.55% on the next $1.5 billion; and
0.50% on assets in excess of $2.5 billion

     DMC has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from February 1, 2009 to January 31, 2010 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding, in an aggregate amount, 0.90% of average daily net assets of the Acquiring Fund. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Acquiring Fund’s Board and DMC. If the Transaction is approved, DMC will contractually agree to extend the Acquiring Fund’s management fee waiver for one year following the Closing Date.

     Distribution Services. Pursuant to underwriting agreements relating to the Funds, Delaware Distributors, L.P. (“DDLP”), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds. DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds on behalf of Class A shares, Class B shares, Class C shares, and Class R shares under their respective 12b-1 Plans. DDLP is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

     Pursuant to a contractual arrangement with DDLP, Lincoln Financial Distributors, Inc. (“LFD”), 130 N. Radnor-Chester Road, Radnor, PA 19087-5221, is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries. LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1 Plans. The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for each Funds’ Class A shares, Class B shares, Class C shares, and Class R shares (collectively, the “Rule 12b-1 Plans” and, each individually, a “Rule 12b-1 Plan”).

     Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A shares, Class B shares, Class C shares, and Class R shares monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class B shares, Class C, and Class R shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class B, Class C, and Class R shares. In addition, each Fund’s Rule 12b-1 Plan permits the relevant Fund to make payments out of the assets of the Class A shares, Class B shares, Class C shares, and Class R shares to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

      The Board of the Acquired Fund adopted a formula for calculating 12b-1 plan expenses for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All of the Acquired Fund’s Class A shareholders bear the 12b-1 fees at this blended rate. Effective December 12, 2008, the Acquiring Fund adopted the same blended rate methodology as is used for Class A shares of the Acquired Fund, although the Acquiring Fund had no shares outstanding that were acquired before June 1, 1992.

     Currently, the maximum aggregate annual fee payable under the Funds’ Rule 12b-1 Plans for Class B, Class C, and Class R shares is, on an annual basis: up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers, and others for providing personal service and/or maintaining shareholder accounts) of each Fund’s average daily net assets of Class B shares and Class C shares; and up to 0.60% (currently contractually limited by DDLP to 0.50% through January 31, 2010 for the Acquiring Fund and through February 28, 2009 for the Acquired Fund) of each Fund’s average daily net assets of Class R shares. The Boards may reduce these amounts at any time.

     Purchase, Exchange, and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund’s shares are identical. You may refer to the Acquiring Fund Prospectus under the section entitled “About Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

     Dividends, Distributions, and Taxes. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually. Each Fund will also distribute net realized capital gains, if any, at least annually. For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Acquiring Fund Prospectus under the section entitled “About Your Account–Dividends, distributions, and taxes.”

REASONS FOR THE TRANSACTION

     Based on the considerations described below, the Boards, including the trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Acquired Fund and the Acquiring Fund, have determined that the Transaction would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and the Acquiring Fund’s existing shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Boards for the Trusts held on November 19, 2008, DMC presented the Plan to the Boards and provided the Boards with data and analysis regarding the proposed Transaction. At the meeting, the Boards considered a number of factors, including the following:

  The compatibility of the Acquired Fund’s investment objective, policies, and restrictions with the investment objective, policies, and restrictions of the Acquiring Fund;

  The relative investment performance of the Funds;

  The relative size of the Acquired Fund as compared to the Acquiring Fund both before and after the Transaction;

  The relative past and current growth in assets of the Funds and the anticipated future inability of the Acquired Fund to achieve satisfactory asset growth as analyzed by DDLP as the Fund’s distributor;

  The relative expense ratios of the Funds and the anticipated impact of the proposed Transaction on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

  The proposal of DMC to waive all or a portion of its investment advisory fees and/or reimburse expenses for a period of one year after the Transaction in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 0.90% of the Acquiring Fund’s average daily net assets.

  The proposal by DDLP to amend the 12b-1 fee schedule for the Acquiring Fund’s Class A shares to match the blended rate fee schedule of the Acquired Fund.

  The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders, including that the Transaction will likely not result in any limitation on the use by the Acquiring Fund of the Acquired Fund’s capital loss carryforwards (but likely will result in a limitation on the use by Acquiring Fund of its own capital loss carryforwards); therefore, shareholders of the Acquired Fund, including Acquiring Fund shareholders post-Transaction, may continue to benefit from the Acquired Fund’s capital loss carryforwards, which may be used to offset future capital gains;

  The estimated costs of the Transaction and the extent to which the Funds would bear such costs; and

  The potential benefits of the proposed Transaction for the shareholders of the Acquired Fund and the Acquiring Fund.

  The Boards noted that the investment objective for the Acquired Fund is similar to the investment objective of the Acquiring Fund. The Boards considered that The portfolio of the Acquired Fund has historically been managed in a similar manner (and has similar holdings) to a large portion of the portfolio of the Acquiring Fund, which should help to provide for a relatively smooth transition for shareholders of the Acquired Fund should the Transaction be approved. The materials provided to the Boards also explained that the investment strategies and policies of the Acquired Fund are similar, but not identical to, the investment strategies and policies of the Acquiring Fund. Notably, the Board materials stated that the Acquiring Fund offers investors broader diversification across a global opportunity set compared to the Acquired Fund. A comparison of the investment objectives of strategies of the Funds is detailed further below under “Comparison of Investment Objectives, Strategies, Policies, and Risks”.

     With respect to performance, the materials provided to the Boards showed that the Acquiring Fund’s Class A shares had stronger performance than the Acquired Fund’s Class A shares over the trailing one-, three-, five-, and 10-year periods ending September 30, 2008. In addition, over the trailing one-, three-, five-, and 10-year periods, the Acquiring Fund had a stronger performance percentile rank relative to its Lipper peer group than the Acquired Fund.

     The Boards also considered sales and redemption data and relative asset growth for each Fund as presented by DDLP. The information provided to the Boards indicated that the Acquired Fund had negative net cash flow each year from 2000 to 2007 and year-to-date through September 30, 2008, while the Acquiring Fund had some years of positive net cash flows and some years of negative cash flows during the same period but overall had positive net cash flows from 2000 through September 30, 2008.

      In deciding whether to recommend approval of the Transaction to shareholders, the Boards also considered the fees and expense ratios of the Acquiring Fund and the Acquired Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Boards considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in investment management fees, although there can be no assurance that operational savings will be realized. At the Board meeting, DMC informed the Boards that, with the contractual fee waivers and expense limitations in place at that time, the net expenses for the Acquiring Fund are less than the net expenses of the Acquired Fund on all classes of shares. DMC also stated that it will contract to waive all or a portion of its investment advisory fees and/or reimburse expenses for one year after the Transaction in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses) from exceeding 0.90% of the Acquiring Fund’s average daily net assets. In addition, the Boards considered the proposal of DDLP to limit 12b-1 fees for the Acquiring Fund’s Class A shares to no more than 0.25% and 12b-1 fees for the Acquiring Fund’s Class R shares to no more than 0.50% for one year after the Transaction. As a result of DMC’s and DDLP’s proposed waivers, reimbursements and/or limitations, as the case may be, the Board noted that the pro forma net expenses of the Acquiring Fund after the Transaction will be less than the net expenses of the Acquired Fund for all share classes.

     DMC informed the Boards that the Transaction will be structured as a tax-free reorganization. DMC also informed the Boards as to the estimated cost of the Transaction, including the costs associated with the solicitation of proxies. The Boards considered that the expenses of the Transaction would be shared as follows: 40% by DMC, 30% by the Acquired Fund, and 30% by the Acquiring Fund. The total cost of the Transaction is projected to be $120,454.

     The Boards approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of either Fund from the Transaction. The Board of Delaware Group® Equity Funds I then decided to recommend that shareholders of the Acquired Fund vote to approve the Transaction. The Boards approving the Plan and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF
DELAWARE GROUP® EQUITY FUNDS I, ON BEHALF OF THE ACQUIRED FUND, UNANIMOUSLY
RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board of Delaware Group Equity Funds I may consider other possible courses of action for the Acquired Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a summary of the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the shareholders of the Acquired Fund approve the Plan, the Acquired Fund will deliver to the Acquiring Fund substantially all of its property, assets, and goodwill on the Closing Date. In exchange, Delaware Group Equity Funds I, on behalf of the Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date. A business day is any day that the NYSE is open for business (“Business Day”).

     If the Transaction is approved, the stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Boards. A Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Acquired Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The expenses resulting from the Acquired Fund’s participation in the Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC. The total cost of the Transaction is projected to be $120,454. The Funds will bear these Transaction costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transaction?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representations to be made on behalf of the Acquired Fund and the Acquiring Fund, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes: (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund’s assets; and (iii) the holding period and aggregate tax basis for Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to Acquiring Fund and each shareholder of Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of Acquiring Fund it received.

     A fund with available capital loss carryovers may be more tax efficient for shareholders because any capital losses used to offset realized capital gains increase the after-tax return of shareholders. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. Based on the respective net asset values of the Funds as of October 31, 2008, the Transaction will result in a more than 50% “change in ownership” of Acquiring Fund, as the smaller of the two Funds. As a result, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments, collectively referred to as “aggregate capital loss carryovers”) of Acquiring Fund will be subject to an annual limitation for federal income tax purposes. The aggregate tax basis capital loss carryovers of Acquiring Fund, as compared to those of Acquired Fund, and the approximate annual limitation on the use of Acquiring Fund’s aggregate capital loss carryovers following the Transaction are as follows:

	Acquired	Acquiring
	Fund	Fund
Capital Loss Carryovers(1)
Expiring 2010-2011	($40,890,576)	$—
Unrealized depreciation in value of investments on a book basis as of October 31, 2008(2)	($26,743,353)	($8,408,375)
Aggregate Capital Loss Carryovers(3)	($49,171,065)	($8,408,375)
Unrealized depreciation in investments as a percentage of net asset value	(17.85)%	(13.60)%
Net Asset Value as of 10/31/2008	$149,821,585	$61,840,725
Long-Term Tax-Exempt Rate (Jan 2009)		5.40%
Approximate Annual Limitation(4)	N/A	$3,339,399
____________________

(1)	As of the fiscal year ended of each Fund, 10/31/2008 and 9/30/2008, respectively.

(2)	The limitation will apply on a tax basis.

(3)	Does not include current year losses, if any

(4)

The actual limitation will equal the aggregate net asset value of Acquiring Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of Acquiring Fund on the closing date that is recognized in a taxable year.

     This annual limitation on use of Acquiring Fund’s aggregate capital loss carryovers may or may not be material, depending on the facts at time of closing the Transaction. However, the aggregate capital loss carryovers of Acquired Fund will continue to be available, provided the Acquired Fund is the larger of the two Funds on the Closing Date. This being the case, the benefits of Acquired Fund’s aggregate capital loss carryovers will accrue post-Transaction to all Fund shareholders, including those of Acquiring Fund. This might be viewed as resulting in some reduction in the available tax benefits for the shareholders of Acquired Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains.

     Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of both funds will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the reorganization. Based on Acquired Fund’s unrealized depreciation in value of investments on a book basis as a percentage of its net asset value as of October 31, 2008 of (17.85%) compared to that of Acquiring Fund of (13.6%), and of (16.1%) on a combined basis post-Transaction, the shareholders of neither Fund are being exposed to any material differences in the unrealized depreciation in value of investments post-Transaction relative to what they are presently exposed.

     After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

     If the Transaction is approved, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable. The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, any outstanding certificates, if any, representing shares of the Acquired Fund will be cancelled.

     The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your Acquired Fund shares. For example, all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

     Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

     For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in the Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund as part of the Transaction.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of September 30, 2008, the separate capitalizations of the Acquiring Fund and the Acquired Fund, and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Acquired	Acquiring	Pro Forma Adjustments	Acquiring Fund
	Fund	Fund	to Capitalization(1)	after Transaction
	(unaudited)	(audited)	(unaudited)	(unaudited)
Net assets (all classes)	$169,738,938	$47,332,192	($72,272)	$216,998,858
Total shares outstanding	11,381,704	5,290,601	7,591,634	24,263,939

Class A net assets	$158,411,393	$35,453,392	($60,791)	$193,803,994
Class A shares outstanding	10,622,852	3,959,856	7,080,419	21,663,127
Class A net asset value per share	$14.91	$8.95		$8.95

Class B net assets	$5,522,952	$3,317,322	($3,709)	$8,836,565
Class B shares outstanding	369,776	372,493	250,727	992,996
Class B net asset value per share	$14.94	$8.91		$8.90

Class C net assets	$3,960,007	$5,997,411	($5,422)	$9,951,996
Class C shares outstanding	265,443	671,714	178,258	1,115,415
Class C net asset value per share	$14.92	$8.93		$8.92

Class R net assets	$248,057	$1,207,055	($974)	$1,454,138
Class R shares outstanding	16,654	135,292	11,174	163,120
Class R net asset value per share	$14.89	$8.92		$8.91

Institutional Class net assets	$1,596,529	$1,357,012	($1,376)	$2,952,165
Institutional Class shares outstanding	106,979	151,246	71,056	329,281
Institutional Class net asset value per share	$14.92	$8.97		$8.97
____________________

(1)	Adjustments reflect the costs of the Transaction incurred by each Fund.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES,
POLICIES, AND RISKS

     This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies, and policies, as well as the risks associated with such objectives, strategies, and policies. For a complete description of the Acquiring Fund’s investment strategies, policies, and risks, you should read the Acquiring Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

     The investment objective of the Acquired Fund is substantially similar, but not identical, to the investment objective of the Acquiring Fund. The Acquired Fund seeks a balance of capital appreciation, income and preservation of capital, whereas the Acquiring Fund seeks capital appreciation with current income as a secondary objective. Each Fund’s investment objective is non-fundamental and may be changed without prior shareholder approval.

Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?

     The overall investment strategies and policies of the Acquired Fund are similar, but not identical, to the investment strategies and policies of the Acquiring Fund. The Acquired Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 25% of the Acquired Fund’s net assets in equity securities and at least 25% of its net assets in fixed income securities. In striving to meet its objectives, the Acquiring Fund will typically target about 60% of its net assets in equity securities and about 40% of its net assets in fixed-income securities.

     DMC researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that DMC believes are the best investments for the Acquired Fund. The Acquired Fund seeks capital appreciation by generally investing at least 25% of the Acquired Fund’s net assets in equity securities of primarily large-capitalization companies that DMC believes have long-term capital appreciation potential. In managing the Acquired Fund, DMC will typically follow a value-oriented investment philosophy in selecting stocks using a research-intensive approach that considers factors such as:

  security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company;

  favorable earnings prospects and dividend yield;

  the financial condition of the issuer; and

  various qualitative factors.

     While DMC’s investment philosophy for the Acquired Fund will typically be value-oriented, DMC also may invest in issues with growth characteristics during market cycles when growth stocks appear attractive. To seek current income and help preserve capital, DMC generally invests at least 25% of the Acquired Fund’s net assets in various types of fixed income securities, including U.S. Government and government agency securities, corporate bonds and high yield securities. Each bond in the Acquired Fund’s portfolio will typically have a maturity between one and 30 years, and the average maturity of the portfolio will typically be between one and 10 years. DMC conducts ongoing analysis of the different markets to determine the appropriate mix of stocks and bonds for the current economic and investment environment.

     The Acquiring Fund relies on active asset allocation and invests in a diversified portfolio of securities of different investment classes and styles as it strives to attain its investment objective. By allocating its investments across several different asset classes and styles, the Acquiring Fund offers broad diversification while seeking to produce the desired risk/return profile. This strategy is intended to benefit investors by providing an extra layer of diversification, access to the investment expertise of multiple portfolio managers and analysts who focus on each of the underlying investment styles, and a professional portfolio manager who makes asset allocation decisions. The Acquiring Fund’s active asset allocation strategy begins with an evaluation of three key factors:

  the returns and risks associated with different asset classes;

  the correlation between different asset classes, in other words, their tendency to move up or down together; and

  the evolution of the global opportunity set, in the form of absolute and relative changes in the investable universe over time.

     This information is used to determine how much of the Acquiring Fund’s portfolio will be allocated to each asset class. DMC then selects the appropriate investment styles for investment. DMC has identified a select group of investment styles that are appropriate for the allocation strategies of the Acquiring Fund, including U.S. Equity, International Equity, Global Real Estate Equity, Emerging Markets Equity, Fixed Income (including U.S. Investment Grade, U.S. High Yield, International Developed Markets, and Emerging Markets) and Cash Equivalents.

     The most significant difference between the Acquired Fund’s and the Acquiring Fund’s stated investment policies is that the Funds have different minimum levels as targets for investment in equities versus fixed income securities, in that the Acquired Fund generally invests at least 25% of its net assets in equity securities and at least 25% of its net assets in fixed income securities, while the Acquiring Fund will typically target 60% of its net assets in equity securities and 40% of its net assets in fixed-income securities. As described in more detail above, another significant difference is that the Acquiring Fund offers investors broader diversification across a global opportunity set through its larger group of possible investment styles as compared to the Acquired Fund.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted substantially similar fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a Majority Vote (as defined below) of its shareholders. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund SAI, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Like all investments, an investment in each Fund involves risk. There is no assurance that a Fund will meet its investment objective. A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. As with many investments in mutual funds, the best results are generally achieved when investments in the Funds are held for a number of years.

     Investments in the Funds are subject to several risks, which are summarized below.

     Market risk. Market risk is the risk that all or a majority of the securities in a certain market – like the stock or bond market – will decline in value because of economic conditions, future expectations, or investor confidence.

     Industry and security risk. Industry risk is the risk that the value of the securities in a particular industry will decline because of changing expectations for the performance of that industry. Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

     Futures and options risk. Futures and options risk is the possibility that a Fund may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what DMC anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a Fund gains from using the strategy.

     Small company risk. Small company risk is the risk that prices of smaller companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines.

     Interest rate risk. Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

     Liquidity risk. Liquidity risk is the possibility that securities cannot be readily sold, within seven days, at approximately the price at which a Fund has valued them.

     Credit risk. Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk.

     Prepayment risk. Prepayment risk is the risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund would then have to reinvest that money at a lower interest rate.

     Foreign risk. Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

     Emerging markets risk. Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments.

     A more complete discussion of the risks of an investment in the Acquiring Fund is included in the Acquiring Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement, under “The risks of investing in the Portfolios,” and in the Acquiring Fund’s Statement of Additional Information, under “Investment Strategies and Risks.” A more complete discussion of the risks of an investment in the Acquired Fund is included in the Acquired Fund’s prospectus, under “The risks of investing in the Fund.”

What vote is necessary to approve the Plan?

     Provided that Quorum requirements (as defined below) have been satisfied, the Plan must be approved by a Majority Vote, meaning the affirmative vote of the lesser of: (1) more than 50% of the outstanding voting securities of the Acquired Fund; or (2) 67% or more of the voting securities of the Acquired Fund present at the Meeting if the holders of more than 50% of the Acquired Fund’s outstanding voting securities are present or represented by proxy. With respect to the Acquired Fund, “Quorum” means one-third (33 1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

MORE INFORMATION ABOUT THE FUNDS

     Transfer Agency Services. Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the shareholder servicing, dividend disbursing, and transfer agent for each Fund and for other mutual funds in the Delaware Companies. For its transfer agency, shareholder servicing, and dividend disbursing services, DSC is paid an annual per account charge of $27.00 for each open account and $10.00 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis. These fees are charged to each Fund on a pro rata basis.

     Custodial Services. The Bank of New York Mellon (“BNY Mellon”), is the custodian of the securities and other assets of the Funds. The main office of BNY Mellon is One Wall Street, New York, NY 10286.

     Fund Accounting Services. BNY Mellon currently also provides fund accounting and financial administration services to each Fund. Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services.

     Oversight Services. DSC also provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

     Additional Information. More information about the Acquiring Fund is included in: (i) the Acquiring Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus; (ii) the Acquiring Fund SAI; (iii) the Statement of Additional Information; and (iv) the Acquiring Fund’s annual report to shareholders for the year ended September 30, 2008 (“Annual Report”), which is included with and considered a part of this Proxy Statement/Prospectus. You may request free copies of the Statements of Additional Information (including any supplements) and the Annual Report, which have been filed with the SEC, by calling (800) 523-1918 or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will the shareholder voting be handled?

     Only shareholders of record of the Acquired Fund at the close of business on December 23, 2008 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of the Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion

     Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote “against” the Proposal. Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power. The Acquired Fund does not expect to receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may attend the Meeting and vote in person. You may also vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders may revoke their proxy at any time before it is voted by sending a written notice to Delaware Group Equity Funds I expressly revoking their proxy, by signing and forwarding to Delaware Group Equity Funds I a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of Delaware Group Equity Funds I does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those described in this Proxy Statement/Prospectus. The Board of Delaware Group Equity Funds I is not aware of any other matters to be brought before the Meeting with respect to the Acquired Fund by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record on the Record Date will be entitled to vote at the Meeting. There were 11,126,859.969 outstanding shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This proxy solicitation is being made by the Board of Delaware Group Equity Funds I for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. Delaware Group Equity Funds I will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. Delaware Group Equity Funds I may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Delaware Group Equity Funds I, Delaware Management Business Trust and their affiliates, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. Delaware Group Equity Funds I has engaged Computershare Fund Services, Inc. (“Computershare”) to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $56,252, including out of pocket expenses, which will be borne as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. Delaware Group Equity Funds I has also agreed to indemnify Computershare against certain liabilities and expenses, including liabilities under the federal securities laws. Delaware Group Equity Funds I expects that the solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

     As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of Computershare if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the Computershare representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. Computershare will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Computershare immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The costs of the Transaction, including the costs of soliciting proxies in connection with the Meeting, will be shared by the following parties in the percentages indicated: 30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC. The total costs of the Transaction are estimated to be approximately $120,454.

How do I submit a shareholder proposal?

     Delaware Group® Equity Funds I is not required to, and does not intend to, hold regular annual shareholders’ meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of Delaware Group Equity Funds I, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the 1934 Act. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in Delaware Group Equity Funds I’s proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES

     On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof.

     To the best knowledge of the Trusts, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Acquired Fund or the Acquiring Fund. Except as noted therein, the Trusts have no knowledge of beneficial ownership.

EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit

A	Form of Agreement and Plan of Reorganization between Delaware Group® Equity Funds I, on behalf of the Balanced Fund, and Delaware Group Foundation Funds, on behalf of the Moderate Allocation Portfolio

B	Principal Holders of Shares

OTHER DOCUMENTS INCLUDED WITH THIS PROXY STATEMENT/PROSPECTUS

  Prospectus of Moderate Allocation Portfolio dated January 23, 2009.

  Annual Report of Moderate Allocation Portfolio for the period ended September 30, 2008.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     This AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”), made as of this ____ day of _____ 200_, by and between Delaware Group Foundation Funds, a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Moderate Allocation Portfolio (“Acquiring Fund”), and Delaware Group Equity Funds I, a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Balanced Fund (“Acquired Fund”).

PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as the “Plan”) will consist of: (i) the acquisition by Delaware Group Foundation Funds on behalf of Acquiring Fund of substantially all of the property, assets and goodwill of Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of Acquiring Fund – Class A (“Acquiring Fund Class A Shares”), (b) shares of beneficial interest, without par value, of Acquiring Fund – Class B (“Acquiring Fund Class B Shares”), (c) shares of beneficial interest, without par value, of Acquiring Fund – Class C (“Acquiring Fund Class C Shares”), (d) shares of beneficial interest, without par value, of Acquiring Fund – Class R (“Acquiring Fund Class R Shares”), and (e) shares of beneficial interest, without par value, of Acquiring Fund – Institutional Class (“Acquiring Fund Institutional Class Shares”); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of Acquired Fund – Class A shares (“Acquired Fund Class A Shares”), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund – Class B shares (“Acquired Fund Class B Shares”), (c) Acquiring Fund Class C Shares to the holders of Acquired Fund – Class C shares (“Acquired Fund Class C Shares”), (d) Acquiring Fund Class R shares to the holders of Acquired Fund – Class R shares (“Acquired Fund Class R Shares”), (e) Acquiring Fund Institutional Class shares to the holders of Acquired Fund – Institutional Class shares (“Acquired Fund Institutional Class Shares”), according to their respective interests in complete liquidation of Acquired Fund; and (iii) the dissolution of Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

AGREEMENT

     In order to consummate the Plan and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

   1. Sale and Transfer of Assets, Liquidation and Dissolution of Acquired Fund

     (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Foundation Funds herein contained, and in consideration of the delivery by Delaware Group Foundation Funds of the number of its shares of beneficial interest of Acquiring Fund hereinafter provided, Delaware Group Equity Funds I, on behalf of Acquired Fund, agrees that it will sell, convey, transfer and deliver to Delaware Group Foundation Funds, on behalf of Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay Acquired Fund’s costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of Acquired Fund as liability reserves, (2) to discharge all of Acquired Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (3) to pay such contingent liabilities as the trustees of Delaware Group Equity Funds I shall reasonably deem to exist against Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of Acquired Fund (hereinafter “Net Assets”). Delaware Group Equity Funds I, on behalf of Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. Delaware Group Equity Funds I agrees to use commercially reasonable efforts to identify all of Acquired Fund’s liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise (“Liabilities”) prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date. In no event will Acquiring Fund assume or otherwise be responsible for any Liabilities of Acquired Fund.

     (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Delaware Group Equity Funds I on behalf of Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Delaware Group Foundation Funds agrees at the Closing to deliver to Delaware Group Equity Funds I, on behalf of Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Acquiring Fund Class R Shares determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Acquiring Fund Institutional Class Shares determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As soon as practicable following the Closing, Delaware Group Equity Funds I shall dissolve Acquired Fund and distribute pro rata to Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of Acquiring Fund received by Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of Acquiring Fund will be issued to shareholders of Acquired Fund shares irrespective of whether such shareholders hold their shares in certificated form.

     (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

     (e) At the Closing, each shareholder of record of Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Acquired Fund that such person had on such Distribution Record Date.

   2. Valuation

     (a) The value of Acquired Fund’s Net Assets to be acquired by Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

     (b) The net asset value of Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R Shares, and Acquiring Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in Acquiring Fund’s currently effective prospectus and statement of additional information.

     (c) The net asset value of Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares, and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in Acquired Fund’s currently effective prospectus and statement of additional information.

   3. Closing and Valuation Date

     The Valuation Date shall be __________, 200_, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Delaware Group Foundation Funds, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately _:00 _.m., Eastern Time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of Delaware Group Foundation Funds or Delaware Group Equity Funds I, accurate appraisal of the value of the net assets of Acquired Fund or Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of Acquired Fund and Acquiring Fund is practicable in the judgment of Delaware Group Foundation Funds and Delaware Group Equity Funds I. Delaware Group Equity Funds I shall have provided for delivery as of the Closing of those Net Assets of Acquired Fund to be transferred to Delaware Group Foundation Funds’ Custodian, The Bank of New York Mellon, One Wall Street, New York, NY 10286. Also, Delaware Group Equity Funds I shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. Delaware Group Foundation Funds shall provide evidence satisfactory to Delaware Group Equity Funds I in such manner as Delaware Group Equity Funds I may reasonably request that such shares of beneficial interest of Acquiring Fund have been registered in an open account on the books of Acquiring Fund.

   4. Representations and Warranties by Delaware Group Equity Funds I

     Delaware Group Equity Funds I represents and warrants to Delaware Group Foundation Funds that:

     (a) Delaware Group Equity Funds I is a statutory trust created under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of that State. Delaware Group Equity Funds I, of which Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

     (b) Delaware Group Equity Funds I is authorized to issue an unlimited number of shares of beneficial interest of Acquired Fund, with no par value. Each outstanding share of Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

     (c) The financial statements appearing in Acquired Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2008, audited by Ernst & Young, LLP, copies of which have been delivered to Delaware Group Foundation Funds, and any unaudited financial statements since that date, copies of which may be furnished to Delaware Group Foundation Funds, fairly present the financial position of Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Acquired Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Foundation Funds and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquired Fund.

     (e) The statement of assets and liabilities to be furnished by Delaware Group Equity Funds I as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (f) At the Closing, Delaware Group Equity Funds I, on behalf of Acquired Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (g) Delaware Group Equity Funds I has the necessary trust power and trust authority to conduct its business and the business of Acquired Fund as such businesses are now being conducted.

     (h) Delaware Group Equity Funds I is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

     (i) Delaware Group Equity Funds I has full trust power and trust authority to enter into and perform its obligations under this Agreement, subject to approval of this Agreement by Acquired Fund’s shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

     (j) Neither Delaware Group Equity Funds I nor Acquired Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the “Code”).

     (k) Delaware Group Equity Funds I does not have any unamortized or unpaid organizational fees or expenses.

     (l) Delaware Group Equity Funds I has elected to treat Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Code, Acquired Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

   5. Representations and Warranties by Delaware Group Foundation Funds

     Delaware Group Foundation Funds represents and warrants to Delaware Group Equity Funds I that:

     (a) Delaware Group Foundation Funds is a statutory trust created under the laws of the State of Delaware on October 24, 1997, and is validly existing and in good standing under the laws of that State. Delaware Group Foundation Funds, of which Acquiring Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing.

     (b) Delaware Group Foundation Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund. Each outstanding share of Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable and have full voting rights.

     (c) At the Closing, each class of shares of beneficial interest of Acquiring Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

     (d) The statement of assets and liabilities of Acquiring Fund to be furnished by Delaware Group Foundation Funds as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) At the Closing, Delaware Group Foundation Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) Delaware Group Foundation Funds has the necessary trust power and trust authority to conduct its business and the business of Acquiring Fund as such businesses are now being conducted.

     (g) Delaware Group Foundation Funds is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

     (h) Delaware Group Foundation Funds has full trust power and trust authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject, as to enforcement, to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

     (i) Neither Delaware Group Foundation Funds nor Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (j) The books and records of Acquiring Fund, including FIN 48 work papers and supporting statements, made available to Delaware Group Equity Funds I and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of Acquiring Fund.

     (k) Delaware Group Foundation Funds has elected to treat Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

   6. Representations and Warranties by Delaware Group Equity Funds I and Delaware Group Foundation Funds

     Delaware Group Equity Funds I and Delaware Group Foundation Funds each represents and warrants to the other that:

     (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (c) It has duly and timely filed, on behalf of Acquired Fund or Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Acquiring Fund. On behalf of Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of Acquired Fund or Acquiring Fund, as appropriate.

     (d) All information provided to Delaware Group Equity Funds I by Delaware Group Foundation Funds, and by Delaware Group Equity Funds I to Delaware Group Foundation Funds, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated therein in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (e) Except in the case of Delaware Group Equity Funds I with respect to the approval of Acquired Fund’s shareholders of this Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

   7. Covenants of Delaware Group Equity Funds I

     (a) Delaware Group Equity Funds I covenants to operate the business of Acquired Fund as presently conducted between the date hereof and the Closing.

     (b) Delaware Group Equity Funds I undertakes that Acquired Fund will not acquire the shares of beneficial interest of Acquiring Fund for the purpose of making distributions thereof other than to Acquired Fund’s shareholders.

     (c) Delaware Group Equity Funds I covenants that by the Closing, all of Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) Delaware Group Equity Funds I will at the Closing provide Delaware Group Foundation Funds with:

     (1) A statement of the respective tax basis of all investments to be transferred by Acquired Fund to Acquiring Fund.

     (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder, for all of the shareholders of record of Acquired Fund as of the Close of Business on the Valuation Date, who are to become holders of Acquiring Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

     (3) All FIN 48 work papers and supporting statements pertaining to the Acquired Fund.

     (e) The Board of Trustees of Delaware Group Equity Funds I shall call, and Delaware Group Equity Funds I shall hold, a Special Meeting of Acquired Fund’s shareholders to consider and vote upon this Agreement (the “Special Meeting”) and Delaware Group Equity Funds I shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Delaware Group Equity Funds I agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

     (f) Delaware Group Equity Funds I shall supply to Delaware Group Foundation Funds, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

   8. Covenants of Delaware Group Foundation Funds

     (a) Delaware Group Foundation Funds covenants that the shares of beneficial interest of Acquiring Fund to be issued and delivered to Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights created pursuant to this Agreement.

     (b) Delaware Group Foundation Funds covenants to operate the business of Acquiring Fund as presently conducted between the date hereof and the Closing.

     (c) Delaware Group Foundation Funds covenants that by the Closing, all of Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) Delaware Group Foundation Funds shall supply to Delaware Group Equity Funds I, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

     (e) Delaware Group Foundation Funds shall have filed with the United States Securities and Exchange Commission (the “Commission”) a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) complied in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   9. Conditions Precedent to be Fulfilled by Delaware Group Equity Funds I and Delaware Group Foundation Funds

     The obligations of Delaware Group Equity Funds I and Delaware Group Foundation Funds to effectuate this Agreement and the Plan hereunder shall be subject to the following respective conditions:

     (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party’s Board of Trustees, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement, the Plan and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That Acquired Fund shall have declared a distribution or distributions on or prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income, capital gain net income and net interest income excludable under Section 103(a) of the Code, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income, capital gain net income and net interest income excludable under Section 103(a) of the Code from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

     (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of Acquired Fund or Acquiring Fund.

     (g) That prior to or at the Closing, Delaware Group Equity Funds I and Delaware Group Foundation Funds shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, this Agreement and in accordance with customary representations provided by Delaware Group Equity Funds I and Delaware Group Foundation Funds in certificates delivered to SRSY:

     (1) The acquisition by Acquiring Fund of substantially all of the assets of Acquired Fund in exchange solely for Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund shares in complete liquidation of Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by Acquired Fund upon the transfer of substantially all of its assets to Acquiring Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

     (3) No gain or loss will be recognized by Acquiring Fund upon the receipt by it of substantially all of the assets of Acquired Fund in exchange solely for the voting shares of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

     (4) No gain or loss will be recognized by Acquired Fund upon the distribution of Acquiring Fund shares to Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of Acquired Fund under Section 361(c)(1) of the Code.

     (5) The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

     (6) The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund under Section 1223(2) of the Code;

     (7) No gain or loss will be recognized by the shareholders of Acquired Fund upon the exchange of their shares in Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

     (8) The basis of Acquiring Fund shares received by Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

     (9) The holding period of Acquiring Fund’s shares received by Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of Acquired Fund’s shares surrendered in exchange therefor, provided that Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

     (10) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the “Treasury Regulations”)) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

     (h) That Delaware Group Foundation Funds shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Equity Funds I, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

     (1) Delaware Group Equity Funds I was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) Delaware Group Equity Funds I is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquired Fund;

     (3) Delaware Group Equity Funds I is an open-end, investment company of the management type registered as such under the 1940 Act;

     (4) Except as disclosed in Acquired Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Equity Funds I, the unfavorable outcome of which would materially and adversely affect Delaware Group Equity Funds I or Acquired Fund;

     (5) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Equity Funds I of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

     (6) Neither the execution, delivery nor performance of this Agreement by Delaware Group Equity Funds I violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Equity Funds I is a party or by which Delaware Group Equity Funds I is otherwise bound; and

     (7) This Agreement has been validly authorized and executed by Delaware Group Equity Funds I and represents the legal, valid and binding obligation of Delaware Group Equity Funds I and is enforceable against Delaware Group Equity Funds I in accordance with its terms.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Equity Funds I with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Equity Funds I.

     (i) That Delaware Group Equity Funds I shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to Delaware Group Foundation Funds, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles:

     (1) Delaware Group Foundation Funds was created as a statutory trust (formerly known as a business trust) under the laws of the State of Delaware on October 24, 1997, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) Delaware Group Foundation Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Acquiring Fund;

     (3) Delaware Group Foundation Funds is an open-end investment company of the management type registered as such under the 1940 Act;

     (4) Except as disclosed in Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Delaware Group Foundation Funds, the unfavorable outcome of which would materially and adversely affect Delaware Group Foundation Funds or Acquiring Fund;

     (5) The shares of beneficial interest of Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Delaware Group Foundation Funds or Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Agreement;

     (6) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by Delaware Group Foundation Funds of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

     (7) Neither the execution, delivery nor performance of this Agreement by Delaware Group Foundation Funds violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which Delaware Group Foundation Funds is a party or by which Delaware Group Foundation Funds is otherwise bound; and

     (8) This Agreement has been validly authorized and executed by Delaware Group Foundation Funds and represents the legal, valid and binding obligation of Delaware Group Foundation Funds and is enforceable against Delaware Group Foundation Funds in accordance with its terms.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of Delaware Group Foundation Funds with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Delaware Group Foundation Funds.

     (j) That Delaware Group Foundation Funds’ Registration Statement with respect to the shares of beneficial interest of Acquiring Fund to be delivered to Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the shares of beneficial interest of Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by Delaware Group Foundation Funds with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

     (l) That at the Closing, Delaware Group Equity Funds I, on behalf of Acquired Fund, transfers to Acquiring Fund aggregate Net Assets of Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of Acquired Fund at the Close of Business on the Valuation Date.

   10. Fees and Expenses

     The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 30% by Acquired Fund; 30% by Acquiring Fund; and 40% by Delaware Management Company, a series of Delaware Management Business Trust.

   11. Termination; Waiver; Order

     (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan abandoned at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) prior to the Closing as follows:

     (1) by mutual consent of Delaware Group Equity Funds I and Delaware Group Foundation Funds;

     (2) by Delaware Group Foundation Funds if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Foundation Funds; or

     (3) by Delaware Group Equity Funds I if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by Delaware Group Equity Funds I.

     (b) If the transactions contemplated by this Agreement have not been consummated by ______________, 2009, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both Delaware Group Equity Funds I and Delaware Group Foundation Funds.

     (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Delaware Group Equity Funds I or Delaware Group Foundation Funds or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Delaware Group Equity Funds I or Delaware Group Foundation Funds, respectively (whichever is entitled to the benefit thereof).

     (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither Delaware Group Equity Funds I nor Delaware Group Foundation Funds, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Delaware Group Equity Funds I or Delaware Group Foundation Funds against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Delaware Group Equity Funds I or the Board of Trustees of Delaware Group Foundation Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

   12. Liability of Delaware Group Foundation Funds and Delaware Group Equity Funds I

     (a) Each party acknowledges and agrees that all obligations of Delaware Group Foundation Funds under this Agreement are binding only with respect to Acquiring Fund; that any liability of Delaware Group Foundation Funds under this Agreement with respect to Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of Acquiring Fund; that no other series of Delaware Group Foundation Funds shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Equity Funds I nor Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Foundation Funds, the trustees, officers, employees or agents of Delaware Group Foundation Funds, or any of them.

     (b) Each party acknowledges and agrees that all obligations of Delaware Group Equity Funds I under this Agreement are binding only with respect to Acquired Fund; that any liability of Delaware Group Equity Funds I under this Agreement with respect to Acquired Fund, or in connection with the transactions contemplated herein with respect to Acquired Fund, shall be discharged only out of the assets of Acquired Fund; that no other series of Delaware Group Equity Funds I shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither Delaware Group Foundation Funds nor Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of Delaware Group Equity Funds I, the trustees, officers, employees or agents of Delaware Group Equity Funds I, or any of them.

   13. Final Tax Returns and Forms 1099 of Acquired Fund

     (a) After the Closing, Delaware Group Equity Funds I shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by Delaware Group Equity Funds I with respect to Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by Delaware Group Equity Funds I or Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by Acquired Fund to the extent such expenses have been or should have been accrued by Acquired Fund in the ordinary course without regard to the Plan contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust, at the time such Tax returns and Forms 1099 are prepared.

   14. Cooperation and Exchange of Information

     Delaware Group Foundation Funds and Delaware Group Equity Funds I will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of Acquired Fund and Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

   15. Entire Agreement and Amendments

     This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

   16. Counterparts

     This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

   17. Notices

     Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Delaware Group Equity Funds I or Delaware Group Foundation Funds at 2005 Market Street, Philadelphia, PA 19103, Attention: Secretary.

   18. Governing Law

     This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

   19. Effect of Facsimile Signature

     A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

     IN WITNESS WHEREOF, Delaware Group Equity Funds I and Delaware Group Foundation Funds have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

Delaware Group Equity Funds I, on behalf of the
Delaware Balanced Fund

By:
Richard J. Salus
Chief Financial Officer

Delaware Group Foundation Funds, on behalf of the
Delaware Moderate Allocation Portfolio

By:
Richard J. Salus
Chief Financial Officer

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

Fund Name / Class	Name and Address of Account	Share Amount	Percentage
Delaware Moderate Allocation Portfolio –	MCB TRUST SERVICES TRUSTEE FBO	1,675,962.595	41.14%
Class A Shares	HOAG SHELTERED SAVINGS PLAN
	700 17TH ST STE 300
	DENVER CO 80202-3531
	MCB TRUST SERVICES TRUSTEE FBO VISITING	270,668.441	6.64%
	NURSE SERVICE P/S
	700 17TH ST STE 300
	DENVER CO 80202-3531
Delaware Moderate Allocation Portfolio –	MLPF&S FOR THE SOLE BENEFIT OF ITS	34,857.886	9.69%
Class B Shares	CUSTOMERS
	ATTN FUND ADMIN
	4800 DEER LAKE DR E 2ND FLOOR
	JACKSONVILLE FL 32246-6484
Delaware Moderate Allocation Portfolio –	MLPF&S FOR THE SOLE BENEFIT OF ITS	60,204.060	8.63%
Class C Shares	CUSTOMERS
	ATTN FUND ADMIN
	4800 DEER LAKE DR E 2ND FLOOR
	JACKSONVILLE FL 32246-6484
Delaware Moderate Allocation Portfolio –	C/O MUTUAL FUNDS	302,681.099	10.77%
Institutional Class Shares	WILMINGTON TRUST COMPANY TTEE
	FBO LINCOLN NTL LIFE INS CO AGT
	SVGS PL
	PO BOX 8880
	WILMINGTON DE 19899-8880
	C/O MUTUAL FUNDS	2,184,125.757	77.72%
	WILMINGTON TRUST COMPANY TTEE
	FBO LINCOLN NATL CORP EMP SVGS &
	RET PL
	PO BOX 8880
	WILMINGTON DE 19899-8880
Delaware Moderate Allocation Portfolio –	MLPF&S FOR THE SOLE BENEFIT OF ITS	97,011.593	70.79%
Class R Shares	CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E 2ND FLOOR
	JACKSONVILLE FL 32246
	MG TRUSTCO TRUSTEE UNITED	11,326.150	8.27%
	COMMUNITY BANK 401K PS PLAN
	700 17TH ST STE 300
	DENVER CO 80202-3531

B-1

Fund Name / Class	Name and Address of Account	Share Amount	Percentage
	MG TRUSTCO CUSTODIAN FBO JOHN	22,201.857	16.20%
	CIPOLLONE INC
	700 17TH ST STE 300
	DENVER CO 80202-3531
Delaware Balanced Fund –	MLPF&S FOR THE SLOE BENEFIT OF ITS	17,954.981	7.10%
Class C Shares	CUSTOMERS
	ATTENTION: FUND ADMINISTRATION
	4600 DEER LAKE DRIVE EAST, 2ND FL
	JACKSONVILLE FL 32246
	FIRST CLEARING LLC	12,740.226	5.00%
	THE WEGLEY FAMILY TRUST
	JAMES E WEGLEY
	2225 VALE CREST RD
	MINNEAPOLIS MN 55422-3417
Delaware Balanced Fund –	MLPF&S FOR THE SOLE BENEFIT	10,059.851	57.40%
Class R Shares	OF ITS CUSTOMERS
	ATTN FUND ADMINISTRATION
	4800 DEER LAKE DR E 2ND FLOOR
	JACKSONVILLE FL 32246
	STATE STREET BANK & TRUST CO	6,346.315	36.20%
	FBO VARIOUS SYMETRA
	RETIREMENT PLANS
	PO BOX 12770
	OVERLAND PARK KS 66282-2770
Delaware Balanced Fund –	DMHI RETIREMENT PLAN	9,129.019	8.62%
Institutional Class Shares	HELEN C. MERICHKO
	HAVERTOWN PA 19083
	MCB TRUST SERVICES CUST FBO	8,720.861	8.24%
	SOUTHWEST GRAPHICS, P/S 401(K)
	700 17TH ST STE 300
	DENVER CO 80202-3531

B-2

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSAL

     Below is a brief overview of the proposal to be voted upon. Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments at (800) 523-1918.

     We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

What proposal am I being asked to vote on?

     You are being asked to vote to approve an Agreement and Plan of Reorganization between Delaware Group® Equity Funds I, on behalf of Delaware Balanced Fund (the “Balanced Fund”), and Delaware Group Foundation Funds, on behalf of Delaware Moderate Allocation Portfolio (the “Moderate Allocation Portfolio”) (collectively, the “Funds”).

Proposal: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

What reorganization is the Board proposing?

     Shareholders of the Balanced Fund are being asked to consider and approve a reorganization (the “Transaction”) that will have the effect of reorganizing the Balanced Fund with and into the Moderate Allocation Portfolio.

Why has the Board proposed this reorganization?

  Balanced Fund and Moderate Allocation Portfolio have similar investment objectives, and similar overall investment strategies.

  The Moderate Allocation Portfolio had outperformed the Balanced Fund over the trailing one-, three-, five-, and ten- year periods ending September 30, 2008.

  The Moderate Allocation Portfolio has lower net expenses than the Balanced Fund, as detailed in the Prospectus/Proxy Statement.

  The Moderate Allocation Portfolio offers investors broader diversification across a global opportunity set compared to the Balanced Fund.

  The Moderate Allocation Portfolio’s assets have grown over the last three years while the Balanced Fund’s assets have diminished significantly. It is likely that the proposed reorganization would benefit shareholders of the Balanced Fund by providing greater distribution opportunities which may increase fund assets and ultimately could lead to cost savings as a result of economies of scale.

How will the Transaction potentially benefit shareholders?

     The Funds’ Boards of Trustees (each, a “Board” and collectively, the “Boards”) considered a number of factors before approving the Transaction. After considering these factors, the Boards concluded that shareholders will potentially benefit from the Transaction in the following ways:

  The investment strategies and policies of the Balanced Fund are similar, but not identical to, the investment strategies and policies of the Moderate Allocation Portfolio.

  The portfolio of the Balanced Fund has historically been managed in a similar manner (and has similar holdings) to a large portion of the portfolio of the Moderate Allocation Portfolio, which should help to provide for a relatively smooth transition for shareholders of the Balanced Fund should the Transaction be approved.

  The Moderate Allocation Portfolio had experienced a stronger performance record compared to the Balanced Fund over the trailing one-, three-, five-, and 10-year periods ended September 30, 2008. Past performance is not a guarantee of future results.

  Shareholders of the Balanced Fund and the Moderate Allocation Portfolio potentially could benefit by the growth in assets realized by combining the Funds because a larger fund could realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base and by reaching breakpoints in investment management fees. There can be no assurance, however, that such savings will be realized.

  The Transaction will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Balanced Fund will not recognize any gain or loss as a result of the exchange of their shares of the Balanced Fund for shares of the Moderate Allocation Portfolio; and (ii) the Moderate Allocation Portfolio and its shareholders will not recognize any gain or loss upon receipt of the Balanced Fund’s assets.

  The Transaction will not result in any limitation on the use by the Moderate Allocation Portfolio of the Balanced Fund’s capital loss carryforwards (but likely will result in a limitation on the use by the Moderate Allocation Portfolio of its own capital loss carryforwards); therefore, shareholders of the Balanced Fund, including Moderate Allocation Portfolio shareholders post-Transaction, may continue to benefit from the Balanced Fund’s capital loss carryforwards, which may be used to offset future capital gains.

How will the Transaction work?

     The Moderate Allocation Portfolio will acquire substantially all of the assets of the Balanced Fund in exchange for shares of the Moderate Allocation Portfolio. The Balanced Fund will then distribute the Moderate Allocation Portfolio shares on a pro rata basis to its shareholders. At the time of the Transaction, any shares you own of the Balanced Fund will be cancelled and you will receive new shares in the same class of the Moderate Allocation Portfolio that will have an aggregate value equal to the value of your shares in the Balanced Fund. More detailed information about the transfer of assets by the Balanced Fund and the issuance of shares by the Moderate Allocation Portfolio can be found in the Proxy Statement/Prospectus.

Will Portfolio Management change?

     Delaware Management Company (“DMC”), the investment manager for the Balanced Fund, is also the investment manager for the Moderate Allocation Portfolio. A separate group of portfolio managers manages each Fund, although there is some overlap in personnel.

What is the anticipated timetable for the Transaction?

     The shareholder meeting is scheduled for March 12, 2009 (the “Meeting”). It is currently anticipated that the Transaction, if approved by shareholders, will take place in April, 2009. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board of Trustees approved the proposal?

     Yes. The Balanced Fund’s Board has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

     As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Balanced Fund that you own on the record date. The record date is December 23, 2008.

How do I vote my shares?

     You can vote your shares by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions. In addition, you may also vote through the Internet by visiting www.proxyvote.com and following the on-line instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call Computershare Fund Services, Inc. (“Computershare”), the Balanced Fund’s proxy solicitor, at 866-612-5812.

How do I sign the proxy card?

     Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

     Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

     All Other Accounts: The person signing must indicate his or her capacity. For example, if Ms. Ann B. Collins serves as a trustee for a trust account or other type of entity, she should sign, “Ann B. Collins, Trustee.”

How can I find more information on the Proposal?

     You should read the Proxy Statement/Prospectus that provides details regarding the proposal. If you have any questions, please call Computershare at 866-612-5812.

STATEMENT OF ADDITIONAL INFORMATION
FOR
DELAWARE MODERATE ALLOCATION PORTFOLIO
a series of
DELAWARE GROUP FOUNDATION FUNDS

Dated January 23, 2009

Acquisition of Substantially All of the Assets of:

DELAWARE BALANCED FUND
(a series of Delaware Group Equity Funds I)

By and in exchange for shares of

DELAWARE MODERATE ALLOCATION PORTFOLIO
(a series of Delaware Group Foundation Funds)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Delaware Balanced Fund (the "Balanced Fund") in exchange for shares of Delaware Moderate Allocation Portfolio (the "Moderate Allocation Portfolio").

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1.	Statement of Additional Information of the Moderate Allocation Portfolio, dated January 23, 2009, as previously filed via EDGAR is incorporated herein by reference to Registrant’s filing under Rule 485(b) [Accession No. 0001206774-09-000065] filed January 23, 2009 and will be mailed to any shareholder who requests this SAI.

2.	Annual Report of the Moderate Allocation Portfolio for the fiscal year ended September 30, 2008 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Foundation Funds’ N-CSR [Accession No. 0001206774-08-001946] filed December 2, 2008 and will be mailed to any shareholder who requests this SAI.

3.	Annual Report of the Balanced Fund for the fiscal year ended October 31, 2008 as previously filed via EDGAR is incorporated herein by reference to Delaware Group Equity Funds I's N-CSR [Accession No. 0001206774-09-000005] filed January 5, 2009 and will be mailed to any shareholder who requests this SAI.

5.	Pro Forma Financial Statements for the Reorganization of the Balanced Fund into the Moderate Allocation Portfolio that are included in the Statement of Additional Information as previously filed via EDGAR is incorporated herein by reference to Delaware Group Foundation Funds’ N-14/A [Accession No. 0001421877-09-000006] filed January 14, 2009 and will be mailed to any shareholder who requests this SAI.

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated January 23, 2009, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling 800 523-1918 or by writing to Delaware Moderate Allocation Portfolio at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

PART C

DELAWARE GROUP FOUNDATION FUNDS N-14

OTHER INFORMATION

Item 15.	Indemnification. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed January 28, 2008.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A as indicated below, except as noted:

	(1)	Copies of the charter of the Registrant as now in effect;

		(a)	Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on Form N-1A filed October 27, 1997.

		(b)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 24 November 29, 2007.

		(c)	Executed Certificate of Trust (October 24, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 29, 2005.

	(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

		(a)	Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed January 28, 2008.

1

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Agreement and Plan of Reorganization between the Registrant, on behalf of Delaware Balanced Fund and Delaware Group Equity Funds I, on behalf of Delaware Moderate Allocation Portfolio, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(5)	Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

	(a)	Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust (October 1997) incorporated into this filing by reference to the initial registration statement on form N-1A filed October 27, 1997.

	(b)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed January 28, 2008.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

	(a)	Executed Investment Management Agreement (April 1, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant on behalf of the Delaware Moderate Allocation Portfolio (formerly, Delaware Balanced Portfolio) and Delaware Conservative Allocation Portfolio (formerly, Delaware Income Portfolio) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29, 2001.

	(b)	Executed Amendment No. 1 to Exhibit A to the Investment Management Agreement (April 15, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant adding the Delaware Aggressive Allocation Portfolio (formerly, Delaware Growth Portfolio) to the Investment Management Agreement dated April 1, 1999 incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29, 2001.

2

	(c)	Form of Investment Advisory Expense Limitation Letter between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed July 22, 2008.

	(d)	Executed Investment Advisory Expense Limitation Letter (September 22, 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed January 23, 2009.

	(e)	Executed Investment Advisory Expense Limitation Letter (January 2009) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed January 23, 2009.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Distribution Agreements.

		(i)	Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

		(ii)	Executed Distribution Expense Limitation Letter (January 28, 2008) between Delaware Distributors, L.P. and Registrant incorporated into this filing by reference to Post- Effective Amendment No. 25 filed January 28, 2008.

		(iii)	Executed Distribution Expense Limitation Letter (December 12, 2008) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to the Registrant's registration statement on Form N-14 filed December 15, 2008.

		(iv)	Executed Distribution Expense Limitation Letter (January 2009) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed January 23, 2009.

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	(b)	Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Lincoln Financial Distributors, Inc. and Delaware Distributors, L.P. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 23 filed January 26, 2007.

	(c)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 12 filed January 29, 2001.

	(d)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 27, 2002.

	(e)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed November 27, 2002.

	(f)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed December 20, 2004.

(8)	Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

	(a)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant is incorporated by reference to the Registrant’s previously filed registration statement on Form N-14 filed December 15, 2008.

	(b)	Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

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(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(b)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(c)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

	(d)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

	(e)	Plan under Rule 18f-3 (August 31, 2006) incorporated by reference to Post-Effective Amendment No 26 filed July 22, 2008.

(i) Appendix A (November 19, 2008) to Plan under Rule 18f-3 is incorporated by reference to the Registrant’s previously filed registration statement on Form N-14 filed December 15, 2008.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

	(a)	Opinion and Consent of Counsel (December 15, 2008) relating to the Registrant incorporated by reference to the Registrant’s previously filed registration statement on Form N-14 filed December 15, 2008.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	To be filed by amendment.

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(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 14 filed December 12, 2001.

(i) Executed Schedule A (May 1, 2002) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 26, 2003.

(ii) Executed Schedule B (June 1, 2008) to the Shareholder Services Agreement between Delaware Service Company, Inc. and the Registrant incorporated by reference to Post- Effective Amendment No 26 filed July 22, 2008.

	(b)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

	(c)	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

	(a)	Consent of Independent Registered Public Accounting Firm attached as Exhibit No. EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

	(a)	Powers of Attorney (December 15, 2008) incorporated by reference to the Registrant’s previously filed registration statement on Form N-14 filed December 15, 2008.

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	(17)	Any additional exhibits which the Registrant may wish to file.

		(a)	Code of Ethics for the Delaware Investments Family of Funds (August 2008) incorporated by reference to the Registrant’s previously filed registration statement on Form N-14 filed December 15, 2008.

(b)

Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008) incorporated by reference to the Registrant’s previously filed registration statement on Form N-14 filed December 15, 2008.

		(c)	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) incorporated into this filing by reference to Post-Effective Amendment No. 24 filed November 29, 2007.

Item 17.	Undertakings.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

      As required by the Securities Act of 1933, as amended, (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 23rd day of January, 2009.

DELAWARE GROUP FOUNDATION FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	January 23, 2009
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	January 23, 2009
Thomas L. Bennett

John A. Fry	*	Trustee	January 23, 2009
John A. Fry

Anthony D. Knerr	*	Trustee	January 23, 2009
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	January 23, 2009
Lucinda S. Landreth

Ann R. Leven	*	Trustee	January 23, 2009
Ann R. Leven

Thomas F. Madison	*	Trustee	January 23, 2009
Thomas F. Madison

Janet L. Yeomans	*	Trustee	January 23, 2009
Janet L. Yeomans

J. Richard Zecher	*	Trustee	January 23, 2009
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	January 23, 2009
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney filed herewith)

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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INDEX TO EXHIBITS
(Delaware Group Foundation Funds)

Exhibit No.	Exhibit
EX-99.14.a	Consent of Independent Registered Public Accounting Firm

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